5 MARKETABLE SECURITES (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 13, 2010
Marketable Securities [Abstract]
Mediswipe, Inc.'s common stock	9,900,000			10,000,000
Shares sold	100,000
Amount gained	$ 3,174
Beginning fair value	152,000	38,000	190,000
Unrealized gains (losses) included in accumulated other comprehensive income (loss)	343,000	114,000	(152,000)
Net carrying value	$ 495,000	$ 152,000	$ 38,000